Fair Value of Total Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
U.S.
Defined Benefit Plan Disclosure [Line Items]
Target allocation	100.00%
Fair Value allocation	100.00%	100.00%
U.S. | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation	65.00%
Fair Value allocation	65.00%	66.00%
U.S. | Debt Instruments
Defined Benefit Plan Disclosure [Line Items]
Target allocation	35.00%
Fair Value allocation	35.00%	34.00%
Non-U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair Value allocation	100.00%	100.00%
Non-U.S. | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value allocation	14.00%	12.00%
Non-U.S. | Debt Instruments
Defined Benefit Plan Disclosure [Line Items]
Fair Value allocation	60.00%	59.00%
Non-U.S. | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair Value allocation	26.00%	29.00%